Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ July 31, 2022 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 90.8%

COMMON STOCKS - 41.3%

Air Freight & Logistics - 0.2%
GXO Logistics, Inc.*	3,217	154,416

Airlines - 0.1%
American Airlines Group, Inc.*	768	10,529
Spirit Airlines, Inc.*	1,550	38,394
		48,923
Auto Components - 0.2%
Tenneco, Inc., Class A*	9,301	175,510

Automobiles - 0.2%
General Motors Co.*	4,998	181,227

Banks - 0.8%
Bank of America Corp.	4,572	154,580
First Horizon Corp.	20,345	454,914
		609,494
Biotechnology - 1.5%
Biohaven Pharmaceutical Holding Co. Ltd.*	3,250	474,565
BioMarin Pharmaceutical, Inc.*	2,225	191,461
Grifols SA, ADR (Spain)*	3,800	33,744
Radius Health, Inc.*	1,450	14,616
Turning Point Therapeutics, Inc.*	5,435	407,517
		1,121,903
Capital Markets - 0.8%
BlackRock, Inc.	281	188,039
Morgan Stanley	2,014	169,780
Pegasus Acquisition Co. Europe BV, Class A (Netherlands)*	12,042	117,537
Pershing Square, Escrow*(a)	6,100	610
Pzena Investment Management, Inc., Class A	550	5,187
Sanne Group plc (Jersey)*	8,614	96,509
Social Capital Hedosophia Holdings Corp. VI, Class A*	5,200	51,792
		629,454
Chemicals - 0.5%
Atotech Ltd. (China)*	5,400	122,472
GCP Applied Technologies, Inc.*	7,110	223,965
		346,437
Communications Equipment - 1.0%
Cisco Systems, Inc.	4,131	187,424
Comtech Telecommunications Corp.	2,800	32,536
Motorola Solutions, Inc.	1,163	277,480
Plantronics, Inc.*	5,751	228,832
		726,272
Construction & Engineering - 0.4%
Infrastructure and Energy Alternatives, Inc.*	700	9,884
Quanta Services, Inc.	2,362	327,680
		337,564
Diversified Consumer Services - 0.4%
Terminix Global Holdings, Inc.*	6,726	300,652

Diversified Financial Services - 0.8%
Apollo Global Management, Inc.	5,039	287,727
Equitable Holdings, Inc.	11,983	340,677
		628,404
Diversified Telecommunication Services - 0.0%(b)
Telesat Corp. (Canada)*	2,585	31,382

Electric Utilities - 1.1%
Alliant Energy Corp.	4,486	273,332
PG&E Corp.*	18,599	201,985
PNM Resources, Inc.	6,850	330,650
		805,967
Electronic Equipment, Instruments & Components - 0.6%
Rogers Corp.*	1,750	471,187

Entertainment - 1.0%
Activision Blizzard, Inc.	8,000	639,600
Liberty Media Corp-Liberty Braves, Class C*	2,304	63,752
Sciplay Corp., Class A*	4,150	56,606
		759,958
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Campus Communities, Inc.	3,973	259,516
Bluerock Residential Growth REIT, Inc.	2,676	70,299
CatchMark Timber Trust, Inc., Class A	1,500	16,860
Cedar Realty Trust, Inc.	1,533	44,549
		391,224
Food & Staples Retailing - 0.3%
Cia Brasileira de Distribuicao, ADR (Brazil)*	1,664	5,125
Magnit PJSC, GDR (Russia)(a)(c)	1,638	—
Sendas Distribuidora SA, ADR (Brazil)	1,664	25,326
Wal-Mart de Mexico SAB de CV (Mexico)	23,237	84,169
Walmart, Inc.	764	100,886
X5 Retail Group NV, GDR (Russia)(a)(c)	4,390	—
		215,506
Food Products - 0.9%
Nestle SA (Registered)	5,509	675,003

Gas Utilities - 0.4%
South Jersey Industries, Inc.	7,250	248,530
Southwest Gas Holdings, Inc.	500	43,480
		292,010
Health Care Equipment & Supplies - 0.1%
Meridian Bioscience, Inc.*	2,706	85,672

Health Care Providers & Services - 1.1%
1Life Healthcare, Inc.*(d)	5,900	99,946
Covetrus, Inc.*	2,650	55,041
Elevance Health, Inc.	725	345,898
Hanger, Inc.*	627	11,643
LHC Group, Inc.*	1,640	267,418
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	13,084	19,703
Sinopharm Group Co. Ltd., Class H (China)	7,345	16,829
		816,478
Health Care Technology - 0.6%
Change Healthcare, Inc.*	18,930	459,431

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
Convey Health Solutions Holdings, Inc.*	825	8,621
		468,052
Hotels, Restaurants & Leisure - 0.7%
Bally's Corp.*	750	16,478
Booking Holdings, Inc.*	96	185,826
Expedia Group, Inc.*	2,521	267,352
Playtech plc (United Kingdom)*	8,600	51,532
		521,188
Household Products - 0.0%(b)
Spectrum Brands Holdings, Inc.	336	23,365

Industrial Conglomerates - 0.1%
Smiths Group plc (United Kingdom)	2,273	42,897

Insurance - 2.1%
AIA Group Ltd. (Hong Kong)	36,852	370,239
Alleghany Corp.*	902	755,407
Allstate Corp. (The)	1,403	164,109
Chubb Ltd.	1,486	280,319
		1,570,074
Interactive Media & Services - 2.3%
Actua Corp.*(a)(e)	6,700	67
Alphabet, Inc., Class A*	7,260	844,483
Baidu, Inc., ADR (China)*	376	51,350
Baidu, Inc., Class A (China)*	860	14,865
Meta Platforms, Inc., Class A*	2,807	446,594
Twitter, Inc.*	8,775	365,128
VK Co. Ltd., GDR (Russia)*(a)(c)	1,305	—
Yandex NV, Class A (Russia)*(a)	1,428	—
		1,722,487
Internet & Direct Marketing Retail - 3.3%
Alibaba Group Holding Ltd., ADR (China)*	4,078	364,451
Alibaba Group Holding Ltd. (China)*	10,950	123,116
Altaba, Inc. Escrow*(a)	63,506	234,972
Amazon.com, Inc.*	4,262	575,157
ASOS plc (United Kingdom)*	468	5,956
Deliveroo plc (United Kingdom)*(c)	11,689	12,939
eBay, Inc.	2,587	125,806
JD.com, Inc., Class A (China)	323	9,636
MercadoLibre, Inc. (Brazil)*	285	231,908
Overstock.com, Inc.*	5,368	155,672
Prosus NV (China)*	9,861	643,282
		2,482,895
IT Services - 1.8%
Fidelity National Information Services, Inc.	2,734	279,305
MoneyGram International, Inc.*	27,850	282,956
PayPal Holdings, Inc.*	2,587	223,853
Switch, Inc., Class A	7,274	245,934
Visa, Inc., Class A	1,689	358,254
		1,390,302
Life Sciences Tools & Services - 1.0%
Eurofins Scientific SE (Luxembourg)	5,202	405,540
Gerresheimer AG (Germany)	2,485	149,263
Thermo Fisher Scientific, Inc.	398	238,167
		792,970
Machinery - 0.6%
Meritor, Inc.*	13,303	484,495

Media - 1.6%
Aimia, Inc. (Canada)*	5,650	20,429
Deluxe Television GmbH (Germany)*(a)	16,063	1,606
Shaw Communications, Inc., Class B (Canada)	21,621	584,867
Stroeer SE & Co. KGaA (Germany)	4,475	195,727
TEGNA, Inc.	16,280	340,903
WideOpenWest, Inc.*	1,582	29,077
		1,172,609
Metals & Mining - 0.3%
ArcelorMittal SA (Luxembourg)	2,299	56,726
Artemis Gold, Inc. (Canada)*	605	2,400
Turquoise Hill Resources Ltd. (Mongolia)*	2,500	65,382
Vale SA, ADR (Brazil)	4,420	59,493
Yamana Gold, Inc. (Canada)	1,905	9,106
		193,107
Multiline Retail - 0.3%
Fix Price Group Ltd., GDR (Russia)(a)(c)	144	—
Kohl's Corp.	1,050	30,597
Target Corp.	1,200	196,056
		226,653
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy, Inc.	2,152	321,896
Continental Resources, Inc.	200	13,778
LUKOIL PJSC, ADR (Russia)(a)	661	—
Petroleo Brasileiro SA, ADR (Brazil)	4,209	60,105
Petroleo Brasileiro SA, ADR (Brazil)	808	11,538
		407,317
Paper & Forest Products - 0.1%
Resolute Forest Products, Inc.*(d)	4,650	94,302

Personal Products - 0.9%
Estee Lauder Cos., Inc. (The), Class A	887	242,240
Unilever plc (United Kingdom)	9,189	447,698
		689,938
Pharmaceuticals - 2.5%
Aralez Pharmaceuticals, Inc. (Canada)*(a)(e)	345	—
Bristol-Myers Squibb Co.	3,292	242,884
Dr Reddy's Laboratories Ltd., ADR (India)	1,532	78,898
Eli Lilly & Co.	738	243,311
Hikma Pharmaceuticals plc (Jordan)	3,863	81,652
Johnson & Johnson	283	49,389
Roche Holding AG	1,997	663,013
Teva Pharmaceutical Industries Ltd., ADR (Israel)*	722	6,772
Vifor Pharma AG (Switzerland)	2,881	503,347
		1,869,266
Professional Services - 1.2%
Intertrust NV (Netherlands)*(c)	12,935	255,466
LifeWorks, Inc. (Canada)	4,000	98,645

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
ManTech International Corp., Class A	150	14,373
Nielsen Holdings plc	15,164	363,178
SGS SA (Registered) (Switzerland)	73	178,154
		909,816
Real Estate Management & Development - 0.0%(b)
Seritage Growth Properties, Class A, REIT*	650	7,813

Road & Rail - 0.1%
USA Truck, Inc.*	2,589	80,725

Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV (Netherlands)	55	31,612
Magnachip Semiconductor Corp. (South Korea)*	6,000	91,560
NeoPhotonics Corp.*	7,073	113,140
QUALCOMM, Inc.	1,223	177,408
Silicon Motion Technology Corp., ADR (Taiwan)	751	64,068
SunEdison, Inc.*(a)(e)	16,689	—
Tower Semiconductor Ltd. (Israel)*	8,850	423,561
		901,349
Software - 3.5%
Black Knight, Inc.*	1,108	72,773
Citrix Systems, Inc.	4,000	405,640
ironSource Ltd., Class A (Israel)*	9,842	38,384
Mandiant Corp.*	23,506	535,467
Microsoft Corp.	1,054	295,900
Sailpoint Technologies Holdings, Inc.*	5,055	322,357
SAP SE (Germany)	3,964	369,733
Tufin Software Technologies Ltd. (Israel)*	1,100	13,607
VMware, Inc., Class A	1,550	180,110
Zendesk, Inc.*	5,288	398,821
		2,632,792
Specialty Retail - 0.5%
ODP Corp. (The)*	900	32,670
Sportsman's Warehouse Holdings, Inc.*	16,136	159,101
Toys R Us, Inc.*	1,040	5,070
Ulta Beauty, Inc.*	512	199,122
		395,963
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	4,708	765,097
Apple, Inc.	2,180	354,272
Samsung Electronics Co. Ltd., GDR (South Korea)(c)	182	213,433
		1,332,802
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd.*	2,252	109,627
Tapestry, Inc.	3,703	124,532
		234,159
Thrifts & Mortgage Finance - 0.3%
Flagstar Bancorp, Inc.	4,700	193,640

Trading Companies & Distributors - 0.3%
Brenntag SE (Germany)	1,717	120,611
IMCD NV (Netherlands)	527	84,398
		205,009
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.*	2,404	343,916

TOTAL COMMON STOCKS (Cost $32,573,038)		31,194,544

Investments	No. of Rights	Value ($)

RIGHTS - 0.2%

Biotechnology - 0.2%
Achillion Pharmaceuticals, Inc., CVR*(a)(e)	23,300	11,650
Adamas Pharmaceuticals, Inc., CVR*(a)(e)	24,600	1,230
Ambit Biosciences Corp., CVR*(a)(e)	70,000	118,300
Clementia Pharmaceuticals, Inc., CVR (France)*(a)	3,200	—
Tobira Therapeutics, Inc., CVR*(a)(e)	6,900	—
		131,180
IT Services - 0.0%(b)
Flexion Therapeutics, Inc., CVR*(a)(e)	18,500	12,025

Metals & Mining - 0.0%(b)
Kinross Gold Corp., CVR (Canada)*(a)	4,800	—
Pan American Silver Corp., CVR (Canada)*	39,600	25,740
		25,740
Pharmaceuticals - 0.0%(b)
Dova Pharmaceuticals, Inc., CVR (Sweden)*(a)(e)	8,800	1,100
Zogenix, Inc., CVR*(a)(e)	6,450	4,838
		5,938

TOTAL RIGHTS (Cost $29,250)		174,883

Investments	Shares	Value ($)

CONVERTIBLE PREFERRED STOCKS - 0.1%

Auto Components - 0.1%
Garrett Motion, Inc. (Switzerland), Series A, 4/30/2027(f)
(Cost $32,686)	6,226	46,695

Investments	Principal Amount ($)	Value ($)

LOAN ASSIGNMENTS - 0.0%(b)

Media - 0.0%(b)
Deluxe Entertainment Services Group, Inc., 1st Lien Term Loan,
(ICE LIBOR USD 3 Month + 5.00%), 7.00% Cash/1.50% PIK, due 3/25/2024(a)(e)(g)(l)	14,374	5,716

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Principal Amount ($)	Value ($)
Deluxe Entertainment Services Group, Inc., 2nd Lien Term Loan,
(ICE LIBOR USD 3 Month + 6.00%), 8.00% Cash/2.50% PIK, due 9/25/2024(a)(e)(g)(l)	147,830	—
TOTAL LOAN ASSIGNMENTS (Cost $9,702)		5,716

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 0.0%(b)

Oil, Gas & Consumable Fuels - 0.0%(b)
Sprague Resources LP (Cost $3,634)	215	4,119

Investments	No. of Warrants	Value ($)

WARRANTS - 0.0%(b)

Capital Markets - 0.0%(b)
FinTech Acquisition Corp. III, expiring 12/1/2023*(a)(e)	1,770	5
Pegasus Acquisition Co. Europe BV, expiring 4/27/2026 (Netherlands)*	4,014	410
		415
Leisure Products - 0.0%(b)
Tonies SE, expiring 4/30/2026 (Germany)*	4,329	1,549

TOTAL WARRANTS (Cost $9,045)		1,964

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 0.0%

Independent Power and Renewable Electricity Producers - 0.0%
GenOn Energy, Inc. Escrow,
9.50%, 10/15/2018 (a)(e)(h)	354,000	—
9.88%, 10/15/2020 (a)(e)(h)	1,655,000	—
TOTAL CORPORATE BONDS (Cost $—)		—

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 49.2%

INVESTMENT COMPANIES - 49.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 1.48%(i)(j) (Cost $37,155,578)	37,155,578	37,155,578

TOTAL LONG POSITIONS (Cost $69,812,933)		68,583,499

SHORT POSITIONS - (11.6)%(k)

COMMON STOCKS - (11.6)%

Airlines - (0.2)%
American Airlines Group, Inc.	(10,570)	(144,915)

Automobiles - (0.3)%
Tesla, Inc.	(276)	(246,040)

Banks - (1.1)%
Canadian Imperial Bank of Commerce (Canada)	(5,662)	(286,427)
National Bank of Canada (Canada)	(3,655)	(256,454)
Royal Bank of Canada (Canada)	(2,677)	(261,021)
		(803,902)
Building Products - (0.7)%
Owens Corning	(1,925)	(178,525)
Trex Co., Inc.	(5,658)	(365,054)
		(543,579)
Capital Markets - (1.2)%
DWS Group GmbH & Co. KGaA (Germany)(c)	(7,008)	(204,562)
Evercore, Inc., Class A	(2,356)	(235,529)
Intercontinental Exchange, Inc.	(100)	(10,199)
Moelis & Co., Class A	(5,556)	(258,799)
UBS Group AG (Registered) (Switzerland)	(13,354)	(218,209)
		(927,298)
Chemicals - (0.3)%
International Flavors & Fragrances, Inc.	(2,114)	(262,242)

Construction & Engineering - (0.0)%(b)
MasTec, Inc.	(34)	(2,684)

Consumer Finance - (0.5)%
Credit Acceptance Corp.	(644)	(370,886)

Diversified Consumer Services - (1.3)%
Grand Canyon Education, Inc.	(2,810)	(269,957)
Perdoceo Education Corp.	(27,080)	(370,996)
Strategic Education, Inc.	(4,440)	(318,925)
		(959,878)
Diversified Telecommunication Services - (0.1)%
TELUS Corp. (Canada)	(2,129)	(49,012)

Electrical Equipment - (0.2)%
Acuity Brands, Inc.	(940)	(171,456)

Entertainment - (0.2)%
Netflix, Inc.	(548)	(123,245)

Equity Real Estate Investment Trusts (REITs) - (1.5)%
Digital Realty Trust, Inc.	(3,088)	(409,005)
Equinix, Inc.	(535)	(376,501)
PotlatchDeltic Corp.	(338)	(16,572)
SL Green Realty Corp.	(3,138)	(155,802)
Vornado Realty Trust	(5,097)	(154,898)
		(1,112,778)
Food Products - (0.4)%
Campbell Soup Co.	(3,147)	(155,304)
J M Smucker Co. (The)	(962)	(127,292)
		(282,596)
Household Products - (0.2)%
Clorox Co. (The)	(1,147)	(162,691)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)

Industrial Conglomerates - (0.5)%
3M Co.	(2,897)	(414,966)

Insurance - (0.7)%
Prudential Financial, Inc.	(2,242)	(224,178)
Trupanion, Inc.	(5,135)	(323,659)
		(547,837)
Internet & Direct Marketing Retail - (0.2)%
Wayfair, Inc., Class A	(3,289)	(177,310)

IT Services - (0.3)%
Western Union Co. (The)	(11,910)	(202,708)

Media - (0.2)%
Paramount Global, Class B	(7,479)	(176,878)

Real Estate Management & Development - (0.4)%
eXp World Holdings, Inc.	(20,190)	(300,023)

Semiconductors & Semiconductor Equipment - (0.2)%
Broadcom, Inc.	(188)	(100,670)
MaxLinear, Inc.	(292)	(11,800)
MKS Instruments, Inc.	(197)	(23,285)
		(135,755)
Software - (0.4)%
Fair Isaac Corp.	(425)	(196,363)
NortonLifeLock, Inc.	(1,835)	(45,012)
Unity Software, Inc.	(761)	(28,454)
		(269,829)
Thrifts & Mortgage Finance - (0.3)%
New York Community Bancorp, Inc.	(18,873)	(200,431)

Trading Companies & Distributors - (0.2)%
Beacon Roofing Supply, Inc.	(2,379)	(142,788)

TOTAL COMMON STOCKS (Proceeds $(9,456,739))		(8,731,727)

TOTAL SHORT POSITIONS (Proceeds $(9,456,739))		(8,731,727)

Total Investments - 79.2% (Cost $60,356,194)		59,851,772
Other Assets Less Liabilities - 20.8%(m)		15,666,416
Net Assets - 100.0%		75,518,188

All bonds are denominated in US dollars, unless noted otherwise.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)	Represents less than 0.05% of net assets of the Fund.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At July 31, 2022, these securities amounted to $481,838 of long positions and $(204,562) of short positions, which represent 0.6% and (0.3)%, respectively, of net assets of the Fund.
(d)	All or a portion of this security is pledged with the custodian for options written.
(e)	Security fair valued as of July 31, 2022, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022, amounted to $154,931, which represents 0.2% of net assets of the Fund.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2022, and changes periodically.
(h)	Defaulted security.
(i)	Represents 7-day effective yield as of July 31, 2022.
(j)	All or a portion of this security is segregated in connection with obligations for futures, swaps, options written and/or forward foreign currency contracts with a total value of $36,876,533.
(k)	At July 31, 2022, the Fund had $9,452,103 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(l)	Payment in-kind security.
(m)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2022.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SA	Société Anonyme
USD	United States Dollar

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

LONG POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$24,153,679	32.0%
China	1,365,704	1.8%
Germany	838,489	1.1%
Canada	772,569	1.0%
Switzerland	728,196	1.0%
United Kingdom	561,022	0.7%
Netherlands	489,423	0.7%
Israel	482,324	0.6%
Luxembourg	462,266	0.6%
Brazil	393,495	0.5%
Hong Kong	370,239	0.5%
South Korea	304,993	0.4%
Jersey	96,509	0.1%
Mexico	84,169	0.1%
Jordan	81,652	0.1%
India	78,898	0.1%
Mongolia	65,382	0.1%
Taiwan	64,068	0.1%
Spain	33,744	0.1%
Sweden	1,100	0.0	%(a)
Short-Term Investments and Other Assets-Net	52,821,994	70.0%
Short Positions (See summary below)	(8,731,727)	(11.6)%
	$75,518,188	100.0%

SHORT POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$(7,456,042)	(9.9)%
Canada	(852,914)	(1.1)%
Switzerland	(218,209)	(0.3)%
Germany	(204,562)	(0.3)%
Total Short Positions	$(8,731,727)	(11.6)%

(a) Represents less than 0.05% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

            At July 31, 2022, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long Contracts
Natural Gas	1	8/2022	$82,290	$(1,062)
RBOB Gasoline	1	8/2022	130,754	2,598
SGX FTSE China A50 Index	1	8/2022	13,669	(317)
Euro-Bund	1	9/2022	161,116	1,496
Euro-Bund	3	9/2022	483,348	10,061
Euro-OAT	2	9/2022	299,399	8,225
Euro-Schatz	2	9/2022	225,127	384
Foreign Exchange USD/NOK	3	9/2022	299,609	5,472
Long Gilt	2	9/2022	287,839	10,335
Low Sulphur Gasoil	1	9/2022	108,925	6,649
Nikkei 225 Index	5	9/2022	104,050	(118)
U.S. Treasury 5 Year Note	3	9/2022	341,180	1,332
U.S. Treasury 10 Year Note	2	9/2022	242,281	1,747
U.S. Treasury Long Bond	1	9/2022	144,000	499
Lean Hogs	3	10/2022	116,670	1,452
Soybean Meal	2	12/2022	83,700	(1,295)
3 Month Euro EURIBOR	1	6/2023	252,357	25
3 Month Euro EURIBOR	2	12/2023	504,739	505
3 Month SOFR	1	3/2024	243,400	(38)
3 Month SOFR	1	6/2024	243,750	323
3 Month SOFR	1	9/2024	244,063	361
3 Month SONIA	1	9/2024	297,463	(15)
3 Month Euro EURIBOR	5	12/2024	1,261,274	1,214
3 Month SOFR	4	12/2024	977,150	745
3 Month SONIA	1	3/2025	298,041	59
3 Month SOFR	4	12/2025	978,500	1,645
Total Long Contracts			$8,424,694	$52,282

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Short Contracts
Hang Seng Index	(2)	8/2022	$(255,978)	$2,996
HSCEI	(3)	8/2022	(131,467)	3,933
MSCI Singapore Index	(9)	8/2022	(191,512)	(2,166)
OMXS30 Index	(6)	8/2022	(120,077)	(4,524)
SGX FTSE Taiwan Index	(1)	8/2022	(51,900)	(401)
Australia 10 Year Bond	(3)	9/2022	(261,945)	(6,408)
Australia 3 Year Bond	(2)	9/2022	(152,648)	(1,977)
Canada 10 Year Bond	(7)	9/2022	(713,092)	(22,086)
Cocoa	(5)	9/2022	(116,150)	1,357
Copper	(1)	9/2022	(89,338)	(7,377)
DAX Index	(1)	9/2022	(344,226)	(3,153)
EURO STOXX 50 Index	(7)	9/2022	(264,854)	(12,516)
Euro-BTP	(2)	9/2022	(258,231)	(10,886)
Euro-BTP	(1)	9/2022	(129,116)	(3,501)
Foreign Exchange AUD/USD	(157)	9/2022	(10,990,000)	245,941
Foreign Exchange CAD/USD	(2)	9/2022	(156,080)	1,106
Foreign Exchange EUR/USD	(84)	9/2022	(10,767,225)	442,554
Foreign Exchange GBP/USD	(1)	9/2022	(76,175)	2,126
Foreign Exchange JPY/USD	(1)	9/2022	(94,081)	(137)
Foreign Exchange MXN/USD	(4)	9/2022	(97,340)	(1,530)
Foreign Exchange NZD/USD	(2)	9/2022	(125,860)	429
Foreign Exchange ZAR/USD	(2)	9/2022	(59,875)	2,619
Long Gilt	(1)	9/2022	(143,920)	(1,023)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets E-Mini Index	(6)	9/2022	$(299,550)	$(1,811)
Russell 2000 E-Mini Index	(1)	9/2022	(94,265)	(5,642)
S&P 500 E-Mini Index	(8)	9/2022	(1,653,400)	(185,171)
S&P 500 E-Mini Index	(1)	9/2022	(206,675)	(14,477)
S&P/TSX 60 Index	(1)	9/2022	(185,389)	(6,105)
Short-Term Euro-BTP	(4)	9/2022	(446,963)	(6,154)
Silver	(1)	9/2022	(100,985)	(2,162)
SPI 200 Index	(1)	9/2022	(119,827)	(2,775)
Sugar No. 11	(5)	9/2022	(98,224)	916
U.S. Treasury 10 Year Note	(8)	9/2022	(969,125)	(10,371)
U.S. Treasury Ultra Bond	(1)	9/2022	(158,312)	655
CBOE Volatility Index	(2)	10/2022	(52,926)	2,720
Platinum	(1)	10/2022	(44,490)	(1,023)
100 oz Gold	(2)	12/2022	(356,360)	(9,854)
3 Month Canadian Bankers Acceptance	(5)	12/2022	(938,562)	(777)
3 Month Canadian Bankers Acceptance	(9)	3/2023	(1,694,506)	(7,121)
3 Month SOFR	(10)	6/2023	(2,420,750)	(6,892)
3 Month SONIA	(7)	6/2023	(2,072,011)	(10,026)
3 Month SOFR	(1)	9/2023	(242,587)	(727)
3 Month SONIA	(6)	9/2023	(1,777,196)	(7,713)
3 Month SOFR	(1)	12/2023	(243,025)	(814)
Total Short Contracts			$(39,766,218)	$350,052
Total Futures				$402,334

At July 31, 2022, the Fund had $1,077,019 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

           At July 31, 2022, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	599,052	HKD	4,697,727	JPM	8/19/2022	$239
CAD	1,133,754	USD	874,623	JPM	9/1/2022	10,706
USD	19,565	CAD	25,000	JPM	9/1/2022	43
USD	226,839	EUR	220,000	JPM	9/1/2022	1,507
AUD	220,000	JPY	20,404,260	SG	9/21/2022	217
AUD	900,000	USD	621,336	SG	9/21/2022	8,016
BRL**	750,000	USD	140,106	SG	9/21/2022	2,761
CAD	1,630,000	USD	1,260,107	SG	9/21/2022	12,567
CHF	1,730,000	USD	1,806,752	SG	9/21/2022	17,959
CLP**	124,450,000	USD	129,063	SG	9/21/2022	7,798
CZK	720,000	USD	29,529	SG	9/21/2022	167
EUR	39,910	PLN	190,000	JPM	9/21/2022	338
EUR	539,334	PLN	2,580,000	SG	9/21/2022	1,918
EUR	110,000	TRY	2,135,050	SG	9/21/2022	1,118
EUR	310,000	USD	314,277	SG	9/21/2022	3,705
GBP	480,000	USD	578,499	SG	9/21/2022	6,737
HUF	4,310,000	USD	10,560	SG	9/21/2022	201
ILS	1,770,000	USD	517,197	SG	9/21/2022	5,148
INR**	15,820,000	USD	197,010	SG	9/21/2022	1,482
JPY	37,398,239	AUD	400,000	SG	9/21/2022	1,855
JPY	180,770,000	USD	1,345,928	SG	9/21/2022	15,068
KRW**	176,900,000	USD	135,009	SG	9/21/2022	791
MXN	4,580,000	USD	221,181	SG	9/21/2022	1,362
NOK	5,190,000	USD	523,910	SG	9/21/2022	13,672
NZD	260,000	USD	160,962	SG	9/21/2022	2,512
PHP**	6,710,000	USD	119,243	SG	9/21/2022	1,600
PLN	530,000	EUR	109,801	SG	9/21/2022	625

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
PLN	190,000	USD	39,794	SG	9/21/2022	$805
SEK	940,000	USD	91,747	SG	9/21/2022	964
SGD	2,380,000	USD	1,713,376	SG	9/21/2022	9,661
TRY	615,080	EUR	30,000	SG	9/21/2022	1,410
TRY	160,000	USD	8,277	SG	9/21/2022	95
USD	275,725	AUD	390,000	SG	9/21/2022	3,007
USD	116,830	BRL**	600,000	SG	9/21/2022	2,535
USD	133,468	CAD	170,000	SG	9/21/2022	734
USD	276,742	CLP**	246,560,000	SG	9/21/2022	5,591
USD	10,451	CZK	250,000	JPM	9/21/2022	140
USD	539,950	CZK	12,890,000	SG	9/21/2022	8,326
USD	2,278,136	EUR	2,140,000	SG	9/21/2022	83,039
USD	1,897,417	GBP	1,520,000	SG	9/21/2022	44,174
USD	244,164	HUF	90,410,000	JPM	9/21/2022	18,448
USD	102,763	HUF	39,970,000	SG	9/21/2022	2,974
USD	639,169	ILS	2,130,000	SG	9/21/2022	10,585
USD	1,667,603	INR**	131,030,000	SG	9/21/2022	23,593
USD	1,578,689	JPY	209,480,000	SG	9/21/2022	1,537
USD	1,269,271	KRW**	1,614,470,000	SG	9/21/2022	29,897
USD	722,815	MXN	14,720,000	SG	9/21/2022	7,570
USD	682,490	NOK	6,470,000	SG	9/21/2022	12,325
USD	862,510	NZD	1,340,000	SG	9/21/2022	19,987
USD	995,603	PHP**	53,540,000	SG	9/21/2022	31,381
USD	98,986	PLN	440,000	JPM	9/21/2022	4,967
USD	302,868	PLN	1,370,000	SG	9/21/2022	10,121
USD	23,561	SEK	230,000	JPM	9/21/2022	876
USD	566,524	SEK	5,630,000	SG	9/21/2022	11,240
USD	392,966	SGD	540,000	JPM	9/21/2022	2,026
USD	203,066	SGD	280,000	SG	9/21/2022	356
USD	64,723	THB	2,260,000	JPM	9/21/2022	3,108
USD	749,064	THB	26,000,000	SG	9/21/2022	40,215
USD	118,457	TRY	2,240,000	SG	9/21/2022	1,253
USD	80,258	ZAR	1,290,000	JPM	9/21/2022	3,086
USD	220,838	ZAR	3,570,000	SG	9/21/2022	7,270
ZAR	110,000	USD	6,534	SG	9/21/2022	47
CAD	436,865	USD	335,528	JPM	9/29/2022	5,550
USD	153,182	GBP	125,515	JPM	9/29/2022	120
Total unrealized appreciation						$529,125

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	1,501,724	CHF	1,456,273	JPM	8/19/2022	$(30,346)
USD	2,449,030	EUR	2,395,284	JPM	8/19/2022	(2,003)
USD	40,049	GBP	33,378	JPM	8/19/2022	(615)
USD	46,384	SEK	474,393	JPM	8/19/2022	(336)
CAD	30,000	USD	23,686	JPM	9/1/2022	(259)
EUR	405,000	USD	417,422	JPM	9/1/2022	(2,607)
USD	84,341	CAD	110,000	JPM	9/1/2022	(1,556)
AUD	40,000	JPY	3,738,089	JPM	9/21/2022	(172)
AUD	1,980,000	JPY	187,877,769	SG	9/21/2022	(29,939)
AUD	70,000	USD	49,512	SG	9/21/2022	(562)
BRL**	2,390,000	USD	477,023	SG	9/21/2022	(21,747)
CAD	370,000	USD	294,091	SG	9/21/2022	(5,201)
CHF	70,000	USD	73,864	SG	9/21/2022	(32)
CLP**	61,190,000	USD	71,064	SG	9/21/2022	(3,771)
CZK	10,110,000	USD	425,059	SG	9/21/2022	(8,087)
EUR	526,904	PLN	2,560,000	SG	9/21/2022	(6,562)
EUR	490,000	TRY	10,562,547	SG	9/21/2022	(50,052)
EUR	1,420,000	USD	1,499,677	SG	9/21/2022	(43,116)
GBP	560,000	USD	689,442	SG	9/21/2022	(6,670)
HUF	54,290,000	USD	141,082	SG	9/21/2022	(5,542)
ILS	130,000	USD	38,473	SG	9/21/2022	(109)
INR**	31,320,000	USD	397,611	SG	9/21/2022	(4,645)
JPY	920,408	AUD	10,000	JPM	9/21/2022	(63)
JPY	118,032,751	AUD	1,280,000	SG	9/21/2022	(6,421)
JPY	3,620,000	USD	27,277	SG	9/21/2022	(22)
KRW**	944,540,000	USD	729,667	SG	9/21/2022	(4,574)
MXN	1,530,000	USD	76,583	JPM	9/21/2022	(2,240)
MXN	27,550,000	USD	1,375,440	SG	9/21/2022	(36,784)
NZD	70,000	USD	44,322	JPM	9/21/2022	(309)
NZD	760,000	USD	478,813	SG	9/21/2022	(965)
PHP**	18,670,000	USD	338,177	SG	9/21/2022	(1,940)
PLN	3,340,000	EUR	706,903	SG	9/21/2022	(11,398)
PLN	40,000	USD	9,248	JPM	9/21/2022	(700)
PLN	960,000	USD	211,776	SG	9/21/2022	(6,640)
SEK	2,880,000	USD	286,418	SG	9/21/2022	(2,365)
SGD	670,000	USD	485,616	SG	9/21/2022	(562)
THB	3,870,000	USD	109,722	JPM	9/21/2022	(4,213)
THB	10,860,000	USD	305,854	SG	9/21/2022	(9,774)
TRY	4,931,025	EUR	260,000	SG	9/21/2022	(8,686)
TRY	3,080,000	USD	171,469	SG	9/21/2022	(10,315)
USD	947,840	AUD	1,370,000	SG	9/21/2022	(10,170)
USD	488,743	BRL**	2,600,000	SG	9/21/2022	(6,538)
USD	2,053,615	CAD	2,660,000	SG	9/21/2022	(23,265)
USD	2,211,288	CHF	2,150,000	SG	9/21/2022	(56,415)
USD	53,389	CLP**	50,150,000	SG	9/21/2022	(1,763)
USD	196,572	CZK	4,800,000	SG	9/21/2022	(1,397)
USD	599,427	EUR	590,000	SG	9/21/2022	(5,761)
USD	420,876	GBP	350,000	SG	9/21/2022	(5,861)
USD	33,132	HUF	13,570,000	SG	9/21/2022	(747)
USD	162,780	ILS	560,000	JPM	9/21/2022	(2,482)
USD	229,478	ILS	790,000	SG	9/21/2022	(3,658)
USD	106,100	INR**	8,530,000	SG	9/21/2022	(925)
USD	534,359	JPY	71,870,000	SG	9/21/2022	(6,744)
USD	222,470	KRW**	291,140,000	SG	9/21/2022	(1,028)
USD	36,573	MXN	770,000	JPM	9/21/2022	(842)
USD	811,190	MXN	16,960,000	SG	9/21/2022	(12,896)
USD	24,350	NOK	240,000	JPM	9/21/2022	(510)
USD	264,942	NOK	2,640,000	SG	9/21/2022	(8,511)
USD	74,853	NZD	120,000	JPM	9/21/2022	(596)
USD	341,408	NZD	550,000	SG	9/21/2022	(4,404)
USD	155,751	PHP**	8,750,000	SG	9/21/2022	(1,830)
USD	98,464	PLN	470,000	SG	9/21/2022	(1,968)
USD	204,732	SEK	2,100,000	SG	9/21/2022	(2,391)
USD	367,083	SGD	510,000	JPM	9/21/2022	(2,139)
USD	1,515,006	SGD	2,110,000	SG	9/21/2022	(12,558)
USD	29,387	THB	1,080,000	SG	9/21/2022	(58)
USD	279,439	TRY	5,550,000	SG	9/21/2022	(10,955)
USD	103,732	ZAR	1,770,000	SG	9/21/2022	(2,156)
ZAR	420,000	USD	27,097	JPM	9/21/2022	(1,972)
ZAR	1,280,000	USD	79,469	SG	9/21/2022	(2,895)
EUR	37,831	USD	39,813	JPM	9/29/2022	(985)
USD	1,022,460	CAD	1,316,561	JPM	9/29/2022	(5,433)
USD	37,776	EUR	37,381	JPM	9/29/2022	(590)
Total unrealized depreciation						$(532,343)
Net unrealized depreciation						$(3,218)

** Non-deliverable forward.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Equity swap contracts ("equity swaps")

At July 31, 2022, the Fund had outstanding equity swaps as follows:

Over the counter equity swaps — Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	Aareal Bank AG	EUR	47,477	5/24/2023	0.56%	0.65%	1D ESTR	T/1M	$5,402
MS	adidas AG	EUR	275,192	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	(113,135)
JPM	Alliance Aviation Services Ltd.	AUD	37,030	7/14/2023	1.96%	0.65%	1D RBACR	T/1M	(2,319)
MS	Amundi SA	EUR	620,623	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	(90,139)
MS	Anima Holding SpA	EUR	291,073	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	(76,867)
MS	Aspen Pharmacare Holdings Ltd.	USD	23,641	12/15/2022	3.23%	0.90%	1D FEDEF	T/1M	(13,493)
JPM	Atlantia SpA	EUR	349,113	4/25/2023	0.56%	0.65%	1D ESTR	T/1M	(3,251)
JPM	Avast plc	USD	430,404	8/15/2022	2.71%	0.40%	1D OBFR	T/1M	(178,810)
JPM	Biffa plc	GBP	9,499	7/13/2023	1.59%	0.40%	1D SONIA	T/1M	68
MS	Brenntag SE	EUR	165,636	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	24,250
JPM	Brewin Dolphin Holdings plc	GBP	137,498	4/4/2023	1.59%	0.40%	1D SONIA	T/1M	76
MS	Bureau Veritas SA	EUR	355,422	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	90,591
JPM	CareTech Holdings plc	GBP	12,733	6/29/2023	1.59%	0.40%	1D SONIA	T/1M	190
MS	Croda International plc	GBP	32,921	12/2/2022	1.83%	0.64%	1D SONIA	T/1M	8,006
MS	Danone SA	EUR	597,022	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	(148,006)
JPM	Distell Group Holdings Ltd.	ZAR	1,405,050	11/18/2022	5.83%	0.90%	1M JIBAR	T/1M	3,072
JPM	Ecoonline AS	NOK	444,600	6/7/2023	1.71%	0.40%	1M NIBOR	T/1M	1,531
JPM	Electricite de France SA	EUR	129,559	6/22/2023	0.31% - 0.56%	0.40% - 0.65%	1D ESTR	T/1M	11,732
MS	Elis SA	EUR	209,504	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	3,928
JPM	EMIS Group plc	GBP	9,150	6/29/2023	1.59%	0.40%	1D SONIA	T/1M	(222)
JPM	Entain plc	GBP	57,299	2/8/2023	1.59%	0.40%	1D SONIA	T/1M	(16,443)
MS	Eurofins Scientific SE	EUR	102,855	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	(3,889)
MS	Gerresheimer AG	EUR	47,543	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	(5,210)
MS	HeidelbergCement AG	EUR	202,059	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	(74,818)
MS	Hermes International	EUR	90,712	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	32,498
MS	Holcim AG	CHF	144,175	12/9/2022	0.35%	0.56%	1D SARON	T/1M	(20,018)
JPM	HomeServe plc	GBP	151,809	5/23/2023	1.59%	0.40%	1D SONIA	T/1M	2,229
JPM	Hunter Douglas NV	EUR	9,090	1/10/2023	0.56%	0.65%	1D ESTR	T/1M	149
MS	Hypera SA	USD	49,676	12/7/2022	2.98%	0.65%	1D FEDEF	T/1M	7,139
JPM	Intertrust NV	EUR	104,953	12/8/2022	0.56%	0.65%	1D ESTR	T/1M	(2,295)
MS	ITV plc	GBP	62,555	12/2/2022	1.83%	0.64%	1D SONIA	T/1M	(38,298)
MS	Kering SA	EUR	438,280	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	32,637
JPM	LeoVegas AB	SEK	521,660	5/4/2023	1.05%	0.40%	1M STIBOR	T/1M	738
JPM	Link Administration Holdings Ltd.	AUD	70,319	12/30/2022	1.96%	0.65%	1D RBACR	T/1M	(12,909)
MS	LVMH Moet Hennessy Louis Vuitton SE	EUR	93,825	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	24,656
JPM	Meggitt plc	GBP	595,218	8/4/2022	1.59%	0.40%	1D SONIA	T/1M	54,822
JPM	MFE-MediaForEurope NV	EUR	11,954	7/12/2023	0.56%	0.65%	1D ESTR	T/1M	(1,987)
MS	NAVER Corp.	USD	93,903	9/15/2022	3.83%	1.50%	1D FEDEF	T/1M	(69,199)
MS	Nestle SA (Registered)	CHF	144,153	12/9/2022	0.33%	0.54%	1D SARON	T/1M	23,181
JPM	Orange Belgium SA	EUR	18,838	12/9/2022	0.31% - 0.41%	0.40% - 0.50%	1D ESTR	T/1M	(854)
MS	Orpea SA	EUR	73,908	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	(48,030)
MS	Publicis Groupe SA	EUR	104,008	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	(294)
JPM	R&Q Insurance Holdings Ltd.	GBP	5,633	4/11/2023	1.59%	0.40%	1D SONIA	T/1M	(4,616)
MS	Ryanair Holdings plc	EUR	94,538	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	4,415
JPM	Sanne Group plc	GBP	13,156	9/12/2022	1.59%	0.40%	1D SONIA	T/1M	226
MS	SAP SE	EUR	429,098	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	(134,849)
JPM	Siemens Gamesa Renewable Energy SA	EUR	39,607	5/25/2023	0.56%	0.65%	1D ESTR	T/1M	311
JPM	Siltronic AG	EUR	83,134	2/7/2023	0.56%	0.65%	1D ESTR	T/1M	(60,827)
MS	Smith & Nephew plc	GBP	489,486	12/2/2022	1.83%	0.64%	1D SONIA	T/1M	(203,844)
JPM	SOHO China Ltd.	HKD	105,376	6/23/2023	1.26%	0.40%	1D HONIA	T/1M	(784)
JPM	Spire Healthcare Group plc	GBP	21,962	6/20/2023	1.59%	0.40%	1D SONIA	T/1M	2,551
MS	Stroeer SE & Co. KGaA	EUR	96,414	12/9/2022	0.18%	0.60%	1M EURIBOR	T/1M	(65,966)
JPM	Swedish Match AB	SEK	7,962,133	5/15/2023	1.05%	0.40%	1M STIBOR	T/1M	32,854
JPM	Telecom Italia SpA	EUR	11,767	11/24/2022	0.56%	0.65%	1D ESTR	T/1M	(12,819)
JPM	Ultra Electronics Holdings plc	GBP	228,235	8/30/2022	1.59%	0.40%	1D SONIA	T/1M	18,446
JPM	Valora Holding AG (Registered)	CHF	207,740	7/7/2023	(0.06)%	0.15%	1D SARON	T/1M	1,032
Total Long Positions of equity swaps									$(1,017,461)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Over the counter equity swaps — Short(c)
Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	Air Liquide SA	EUR	(236,319)	12/9/2022	(0.44)%	(0.35)%	1D ESTR	1M/T	$(8,087)
MS	Allianz SE (Registered)	EUR	(176,965)	12/9/2022	(0.44)%	(0.35)%	1D ESTR	1M/T	25,140
MS	Anheuser-Busch InBev SA/NV	EUR	(117,712)	12/9/2022	(0.49)%	(0.40)%	1D ESTR	1M/T	(4,875)
MS	AXA SA	EUR	(114,877)	12/9/2022	(0.44)%	(0.35)%	1D ESTR	1M/T	1,711
MS	BASF SE	EUR	(93,733)	12/9/2022	(0.44)%	(0.35)%	1D ESTR	1M/T	41,618
MS	Bayerische Motoren Werke AG	EUR	(57,861)	12/9/2022	(0.44)%	(0.35)%	1D ESTR	1M/T	5,956
MS	Bunzl plc	GBP	(192,153)	12/2/2022	0.89%	(0.30)%	1D SONIA	1M/T	(53,560)
MS	Deutsche Post AG (Registered)	EUR	(140,040)	12/9/2022	(0.44)%	(0.35)%	1D ESTR	1M/T	32,550
MS	Deutsche Telekom AG (Registered)	EUR	(179,508)	12/9/2022	(0.44)%	(0.35)%	1D ESTR	1M/T	(28,769)
MS	Elisa OYJ	EUR	(128,237)	12/9/2022	(0.49)%	(0.40)%	1D ESTR	1M/T	(9,017)
MS	Enel SpA	EUR	(56,355)	12/9/2022	(0.49)%	(0.40)%	1D ESTR	1M/T	31,981
MS	Engie SA	EUR	(111,748)	12/9/2022	(0.44)%	(0.35)%	1D ESTR	1M/T	(1,428)
MS	Etablissements Franz Colruyt NV	EUR	(172,343)	12/9/2022	(0.49)%	(0.40)%	1D ESTR	1M/T	128,600
JPM	Grifols SA	USD	(35,360)	4/14/2023	1.91%	(0.40)%	1D OBFR	1M/T	5,379
MS	GSK plc	GBP	(67,998)	12/2/2022	0.89%	(0.30)%	1D SONIA	1M/T	8,097
MS	H & M Hennes & Mauritz AB	SEK	(1,262,293)	10/19/2022	0.31%	(0.40)%	1W STIBOR	1M/T	54,952
MS	Haleon plc	GBP	(14,360)	12/2/2022	1.19%	0.00%	1D SONIA	1M/T	(17,215)
MS	Hannover Rueck SE	EUR	(99,438)	12/9/2022	(0.44)%	(0.35)%	1D ESTR	1M/T	16,532
MS	Koninklijke Ahold Delhaize NV	EUR	(315,119)	12/9/2022	(0.44)%	(0.35)%	1D ESTR	1M/T	(44,221)
MS	Marks & Spencer Group plc	GBP	(48,161)	12/2/2022	0.89%	(0.30)%	1D SONIA	1M/T	15,815
MS	Merck & Co., Inc.	USD	(88,268)	12/14/2022	1.98%	(0.35)%	1D FEDEF	1M/T	(7,886)
MS	Next plc	GBP	(60,233)	12/2/2022	0.89%	(0.30)%	1D SONIA	1M/T	187
MS	Pfizer, Inc.	USD	(83,493)	12/14/2022	1.98%	(0.35)%	1D FEDEF	1M/T	(15,440)
JPM	Rentokil Initial plc	USD	(155,719)	4/12/2023	1.91%	(0.40)%	1D OBFR	1M/T	(5,396)
MS	Schneider Electric SE	EUR	(171,539)	12/9/2022	(0.44)%	(0.35)%	1D ESTR	1M/T	(4,885)
MS	Siemens AG (Registered)	EUR	(161,073)	12/9/2022	(0.44)%	(0.35)%	1D ESTR	1M/T	37,482
MS	Swisscom AG (Registered)	CHF	(126,909)	12/9/2022	(0.56)%	(0.35)%	1D SARON	1M/T	3,596
MS	Telefonica SA	EUR	(61,961)	12/9/2022	(0.49)%	(0.40)%	1D ESTR	1M/T	(13,472)
MS	Tencent Holdings Ltd.	USD	(144,608)	7/21/2023	1.93%	(0.40)%	1D FEDEF	1M/T	12,157
MS	Vinci SA	EUR	(166,216)	12/9/2022	(0.44)%	(0.35)%	1D ESTR	1M/T	(7,858)
Total Short Positions of equity swaps									$199,644
Total Long and Short Positions of equity swaps									$(817,817)
Total Financing Costs and Other Receivables/(Payables) of equity swaps									$15,256
Total Long and Short Positions including Financing Costs and Other Receivables/(Payables) of equity swaps									$(802,561)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2022.
(c)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.

At July 31, 2022, the Fund had cash collateral of $1,710,000, $2,530,000 and $496,489 deposited in a segregated account for JPMorgan Chase Bank, NA, Morgan Stanley Capital Services LLC and Societe Generale, respectively, to cover collateral requirements on over the counter derivatives.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Written option contracts ("options written")

At July 31, 2022, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Health Care Providers & Services
1Life Healthcare, Inc.	5	$(8,470)	$17.50	8/19/2022	$(38)
Paper & Forest Products
Resolute Forest Products, Inc.	24	(48,672)	20.00	8/19/2022	(1,320)
Total options written (premium received $1,019)					$(1,358)

Abbreviations

CBOE	Chicago Board Options Exchange
DAX	German Stock Exchange
ESTR	Euro Short-Term Rate
EURIBOR	Euro Interbank Offered Rate
FEDEF	Federal Funds Floating Rate
FTSE	Financial Times Stock Exchange
HONIA	Hong Kong Overnight Index Average
HSCEI	Hang Seng China Enterprises Index
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, NA
MS	Morgan Stanley Capital Services LLC
MSCI	Morgan Stanley Capital International
NIBOR	Norway Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
OMX	Stockholm Stock Exchange
RBACR	Reserve Bank of Australia Cash Rate
SARON	Swiss Average Overnight Rate
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average Rate
SPI	Australian Benchmark Index
STIBOR	Stockholm Interbank Offered Rate
T	Termination Date
1D	One Day
1M	One Month
1W	One Week

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

The following is a summary, categorized by Level (See the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Capital Markets	$628,844	$—	$610	$629,454
Food & Staples Retailing	215,506	—	—	215,506
Food Products	—	675,003	—	675,003
Health Care Providers & Services	779,946	36,532	—	816,478
Hotels, Restaurants & Leisure	469,656	51,532	—	521,188
Industrial Conglomerates	—	42,897	—	42,897
Insurance	1,199,835	370,239	—	1,570,074
Interactive Media & Services	1,707,555	14,865	67	1,722,487
Internet & Direct Marketing Retail	1,452,994	794,929	234,972	2,482,895
Life Sciences Tools & Services	238,167	554,803	—	792,970
Media	975,276	195,727	1,606	1,172,609
Metals & Mining	136,381	56,726	—	193,107
Multiline Retail	226,653	—	—	226,653
Oil, Gas & Consumable Fuels	407,317	—	—	407,317
Personal Products	242,240	447,698	—	689,938
Pharmaceuticals	1,124,601	744,665	—	1,869,266
Professional Services	476,196	433,620	—	909,816
Semiconductors & Semiconductor Equipment	869,737	31,612	—	901,349
Software	2,263,059	369,733	—	2,632,792
Specialty Retail	390,893	5,070	—	395,963
Technology Hardware, Storage & Peripherals	1,119,369	213,433	—	1,332,802
Trading Companies & Distributors	—	205,009	—	205,009
Other Common Stocks(a)	10,788,971	—	—	10,788,971
Total Common Stocks	25,713,196	5,244,093	237,255	31,194,544
Rights
Biotechnology	—	—	131,180	131,180
IT Services	—	—	12,025	12,025
Metals & Mining	25,740	—	—	25,740
Pharmaceuticals	—	—	5,938	5,938
Total Rights	25,740	—	149,143	174,883
Convertible Preferred Stocks(a)	46,695	—	—	46,695
Loan Assignments(a)	—	—	5,716	5,716
Master Limited Partnerships(a)	4,119	—	—	4,119
Warrants
Capital Markets	410	—	5	415
Leisure Products	1,549	—	—	1,549
Total Warrants	1,959	—	5	1,964
Corporate Bonds(a)	—	—	—	—
Short-Term Investments	—	37,155,578	—	37,155,578
Total Long Positions	$25,791,709	$42,399,671	$392,119	$68,583,499

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

*	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Common Stocks(a)(b)	Corporate Bonds(a)(c)	Loan Assignments(a)	Rights(a)(b)	Warrants(a)	Total
Assets:
Investments in Securities:
Beginning Balance as of November 1, 2021	$437,077	$–	$6,311	$177,026	$166,761	$787,175
Transfers into Level 3	326,021	–	–	–	–	326,021
Transfers out of Level 3	(24,960)	–	–	–	–	(24,960)
Accrued discounts/(premiums)	–	–	(1,321)	–	–	(1,321)
Realized gain/(loss)	(326,796)	–	1,000	44,863	24,247	(256,686)
Change in unrealized appreciation/(depreciation)	(32,048)	–	(500)	(5,332)	(24,301)	(62,181)
Purchases	84,214	–	8,387	11,470	–	104,071
Sales	(226,253)	–	(8,161)	(78,884)	(166,702)	(480,000)
Balance as of July 31, 2022	$237,255	$–	$5,716	$149,143	$5	$392,119
Net change in unrealized appreciation/(depreciation) on investments still held as of July 31, 2022	$(99,419)	$–	$(500)	$6,622	$(9,146)	$(102,443)

(a)	As of the period ended July 31, 2022, these securities were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.
(b)	These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
(c)	The reconciliation between beginning and ending balances of investments in which unobservable inputs (Level 3) were used is not presented as all values are zero.

The following is a summary, categorized by Level (See the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's short investments as of July 31, 2022:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short
Capital Markets	$(504,527)	$(422,771)	$—	$(927,298)
Other Common Stocks Sold Short(a)	(7,804,429)	—	—	(7,804,429)
Total Common Stocks Sold Short	(8,308,956)	(422,771)	—	(8,731,727)
Total Short Positions	$(8,308,956)	$(422,771)	$—	$(8,731,727)

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by level (See the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$762,479	$—	$—	$762,479
Liabilities	(360,145)	—	—	(360,145)
Forward contracts(a)
Assets	—	529,125	—	529,125
Liabilities	—	(532,343)	—	(532,343)
Swaps
Assets	—	823,739	—	823,739
Liabilities	—	(1,626,300)	—	(1,626,300)
Options written
Liabilities	(1,358)	—	—	(1,358)
Total	$400,976	$(805,779)	$—	$(404,803)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

*	The following is a reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

Equity swaps
Other Financial Instruments:
Beginning Balance as of November 1, 2021(a)	$(3,127)
Transfers into Level 3	–
Transfers out of Level 3	–
Accrued discounts/(premiums)	–
Realized gain/(loss)	3,127
Change in unrealized appreciation/(depreciation)	–
Purchases	–
Sales	–
Balance as of July 31, 2022	$–
Net change in unrealized appreciation/(depreciation) on investments still held as of July 31, 2022	$–

(a)	At the beginning of the year, certain equity swaps were valued in accordance with procedures approved by the Board of Trustees. The Fund held no Level 3 derivatives at July 31, 2022.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Schedule of Investments

July 31, 2022

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments
●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, convertible preferred stocks, master limited partnerships, rights, warrants and exchange-traded options written for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

Investments in non-exchange traded investment companies with readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently updating and implementing policies and procedures to ensure compliance with Rule 2a-5 by the September 8, 2022 compliance date.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of July 31, 2022, the Fund's investment in the Subsidiary was $15,174,252, which represents 20.1% of the Fund’s net assets.

Other matters:

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.

Russia’s invasion of Ukraine: Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.